Share-based compensation - Outstanding options (Detail) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Share-based compensation - Text Details (Detail) [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 15.0	€ 29.0	€ 20.0
Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,648,720
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 19.8
Weighted average remaining contractual life of outstanding share options	2.3
US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,633,868
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 14.7
Weighted average remaining contractual life of outstanding share options	2.3
Price range five [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	368,670
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.7
Weighted average remaining contractual life of outstanding share options	1.4
Price range one [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	701,262
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 11.6
Weighted average remaining contractual life of outstanding share options	2.7
Price range one [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	595,675
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 3.3
Weighted average remaining contractual life of outstanding share options	2.3
Price range three [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	925,447
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 7.9
Weighted average remaining contractual life of outstanding share options	2.0
Price range three [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	23,925
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.3
Weighted average remaining contractual life of outstanding share options	3.0
Price range two [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	22,011
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.3
Weighted average remaining contractual life of outstanding share options	3.0
Price range two [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	645,598
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 10.4
Weighted average remaining contractual life of outstanding share options	2.7